Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended
	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CNY	Nov. 30, 2012 CNY	Jul. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Financial Obligations
Carrying amount of leased assets sold to a third party	$ 16,407	99,321	102,971	91,959	$ 63,838	386,461	182,706
Cash consideration for leased assets sold to a third party	16,519	100,000	99,000	90,000
Contract term	8 years	8 years	18 years	5 years
Remaining useful lives of leased equipment			25 years
Remaining minimum useful lives of leased equipment	8 years	8 years
Remaining maximum useful lives of leased equipment	10 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets	112	679	(3,971)	(1,959)
Amount of the equipments and related depreciation recorded under capital lease
Equipment					69,792	422,502	196,301
Less: accumulated depreciation					(5,954)	(36,041)	(13,595)
Net Value	16,407	99,321	102,971	91,959	63,838	386,461	182,706
Future minimum payments required under non-cancellable sale-leaseback
2014					12,081	73,138
2015					11,644	70,492
2016					10,293	62,310
2017					7,347	44,479
2018					7,141	43,227
Thereafter					25,849	156,480
Total minimum lease payments					74,355	450,126
Less: Amount representing interest					19,642	118,909
Present value of net minimum lease payments					54,713	331,217
Current portion					8,115	49,127
Non-current portion					$ 46,598	282,090